Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income and Expenses

	2018		2017		2016
Other income:
Gain on sale of long-lived assets	Ps.	399	Ps.	323	Ps.	324
Cancellation of contingencies		162		268		329
Tax Recovery from previous year		—		597		603
Other		8		354		25

	Ps.	569	Ps.	1,542	Ps.	1,281

	2018		2017		2016
Other expenses:
Provisions for contingencies	Ps.	818	Ps.	943	Ps.	819
Loss on the retirement of long-lived assets		103		174		321
Loss on sale of long-lived assets		221		368		358
Impairment		432		—		—
Non-income taxes from Colombia		—		—		48
Severance payments		224		180		13
Donations		332		83		54
Foreign exchange losses related to operating activities		(25)		2,646		2,799
Venezuela impact (Note 3.3)		—		28,176		—
Other		345		329		681

	Ps.	2,450	Ps.	32,899	Ps.	5,093